Income Taxes (Details Textual)	12 Months Ended
Dec. 31, 2019 USD ($)
Income Taxes (Textual)
Change in valuation allowance	$ 1,203,000
Arizona operating loss carryforward	6,500,000
Federal operating loss carryforward	65,100,000
Pre-USHG merger cumulative unused tax credits	$ 244,000
Income taxes, description	As of December 31, 2019, we have cumulative federal and Arizona net operating loss carryforwards of approximately $65.1 million and $6.5 million, respectively, which can be used to offset future income subject to taxes. Of the $65.1 million, of Federal net operating loss carryforwards, $59.3 begin to expire in 2020. The remaining balance of $5.8 million is limited in annual usage of 80% of current years taxable income, but do not have an expiration. Arizona net operating loss carryforwards begin to expire in 2020. In addition there are federal net operating loss carryforwards is approximately $27.0 million from USHG related to pre-merger losses. We also have pre-merger federal capital loss carryforwards of approximately $520,000.
Minimum [Member]
Income Taxes (Textual)
Federal research and development tax credits	$ 239,000
Maximum [Member]
Income Taxes (Textual)
Federal research and development tax credits	$ 340,000